OTHER BORROWED FUNDS (Details)	0 Months Ended	12 Months Ended
	Jan. 20, 2011 TRY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2014 Variable Rate Bonds Finansbank I TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank II TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank III TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank IV TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank V TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank VI TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank VII TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank VIII TRY		Dec. 31, 2014 Variable Rate Bonds Finansbank IX TRY		Dec. 31, 2014 Amended Facility Agreement Finansbank I USD ($)		Dec. 31, 2014 Amended Facility Agreement Finansbank II EUR (€)		Dec. 31, 2014 Variable Rate Bonds Finansbank X TRY	Dec. 31, 2014 Variable Rate Bonds Finansbank XI TRY	Dec. 31, 2014 Variable Rate Bonds Finansbank XII TRY	Dec. 31, 2014 Variable Rate Bonds Finansbank XIII TRY	Dec. 31, 2014 Variable Rate Bonds Finansbank XIV TRY	Dec. 31, 2014 Variable Rate Bonds Finansbank XV TRY
Short Term Borrowings Details [Abstract]
Other borrowed funds, facilities with a maturity of one year or less.		$ 2,578,000,000	€ 2,310,000,000		€ 1,678,000,000
Finansbank's EURO dual tranche term loan facility (signed on November 29, 2012)			353,000,000		265,000,000
Finansbank's USD dual tranche term loan facility (signed on November 29, 2012)		396,000,000		167,000,000
The weighted average interest rate of other borrowed funds.		4.48%	4.48%	6.74%	6.74%
Issuing of bank bonds with maturity of up to 1 year by Finansbank	1,000,000,000
Maturity Of Bonds Issued By Finansbank	1 year
Short Term Debt Instrument [Line Items]
Issuance Date						April 9, 2014	[1]	June 4, 2014	[1]	November 10, 2014	[1]	November 14, 2014	[1]	November 18, 2014	[1]	November 21, 2014	[1]	December 4, 2014	[1]	December 8, 2014	[1]	December 24, 2014	[1]	November 26, 2014		November 27, 2014	[2]	February 17, 2015	February 20, 2015	March 6, 2015	March 24, 2015	April 10, 2015	April 30, 2015
Maturity Date						March 2015	[1]	April 2015	[1]	May 2015	[1]	February 2015	[1]	February 2015	[1]	February 2015	[1]	April 2015	[1]	April 2015	[1]	November 2015	[1]	November 2015		November 2015	[2]	May 2015	May 2015	June 2015	June 2015	September 2015	July 2015
Nominal amount in million						311,000,000	[1]	223,000,000	[1]	384,000,000	[1]	142,000,000	[1]	148,000,000	[1]	126,000,000	[1]	300,000,000	[1]	108,000,000	[1]	244,000,000	[1]	396,000,000	[2]	353,000,000	[2]	108,000,000	150,000,000	150,000,000	101,000,000	258,000,000	115,000,000
Own held by the group						78,000,000	[1]	49,000,000	[1]	2,000,000	[1]	0	[1]	17,000,000	[1]	0	[1]	6,000,000	[1]	0	[1]	1,000,000	[1]	$ 0		€ 0	[2]
Interest rate						Dibs plus 1.15%	[1]	Dibs plus 1.15%	[1]	Dibs plus 1.10%	[1]	Dibs plus 0.80%	[1]	Dibs plus 0.60%	[1]	Dibs plus 0.80%	[1]	Dibs plus 0.60%	[1]	Dibs plus 0.80%	[1]	Dibs plus 1.20%	[1]	Libor plus 1%.		Euribor plus 1%.	[2]	Dibs plus 0.60%	Dibs plus 0.80%	Dibs plus 0.90%	Dibs plus 0.60%	Dibs plus 0.60%	Dibs plus 0.80%
Interest payment						Quarterly	[1]	Quarterly	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Single payment at maturity including capital amount	[1]	Quarterly	[1]	Semi-annually		Semi-annually	[2]
Interest rate percentage						1.15%	[1]	1.15%	[1]	1.10%	[1]	0.80%	[1]	0.60%	[1]	0.80%	[1]	0.60%	[1]	0.80%	[1]	1.20%	[1]	1.00%		1.00%	[2]	0.60%	0.80%	0.90%	0.60%	0.60%	0.80%
Currency						TRY	[1]	TRY	[1]	TRY	[1]	TRY	[1]	TRY	[1]	TRY	[1]	TRY	[1]	TRY	[1]	TRY	[1]	USD		EUR	[2]	TRY	TRY	TRY	TRY	TRY	TRY

[1]	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TRY 1 billion.
[2]	On November 26 & 27, 2014, Finansbank amended the dual tranche term loan facility signed on November 27 & 28, 2013, based on which the amounts of USD 167 million and EUR 265 million were amended to USD 396 million and EUR 353 million, respectively.